APRIL 21, 2016

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2016

The above referenced Statement of Additional Information is revised as follows:

1.              Under the heading “FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS,” fundamental investment restriction number 2 is deleted in its entirety and replaced with the information below:

2.

(a)         (except for Floating Rate High Income Fund, Global Real Asset Fund, Healthcare Fund, MidCap Fund, Municipal Opportunities Fund and Small Company Fund) will not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and the rules and regulations thereunder as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction;

(b)         each of Floating Rate High Income Fund, MidCap Fund, Municipal Opportunities Fund and Small Company Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry. With respect to Municipal Opportunities Fund, (i) tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers and (ii) this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities;

(c)          Global Real Asset Fund will normally invest at least 25% of its assets, in the aggregate, in the natural resources industry;

(d)         Healthcare Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products and health services;

2.              Under the heading “FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS,” fundamental investment restriction number 5 is deleted in its entirety and replaced with the information below:

5.

(a)         (except for Floating Rate High Income Fund, Healthcare Fund, MidCap Fund, Municipal Opportunities Fund and Small Company Fund) will not purchase or sell real estate, except to the extent permitted under the 1940 Act and the rules and regulations thereunder, as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction;

(b)         each of Floating Rate High Income Fund, Healthcare Fund, MidCap Fund, Municipal Opportunities Fund and Small Company Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

3.              Under the heading “FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS,” fundamental investment restriction number 6 is deleted in its entirety and replaced with the information below:

6.

(a)         (except for Floating Rate High Income Fund, Healthcare Fund, MidCap Fund, Municipal Opportunities Fund and Small Company Fund) will not invest in physical commodities or contracts relating to physical commodities, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time and as set forth in the Fund’s prospectus and SAI;

(b)         each of Floating Rate High Income Fund, Healthcare Fund, MidCap Fund, Municipal Opportunities Fund and Small Company Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

4.              The last two paragraphs under the heading “FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS” are deleted in their entirety and replaced with the following:

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Funds of Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund of Funds to engage in directly in investment strategies that may be prohibited under the investment restrictions listed above.

5.              Under the heading “ADDITIONAL INFORMATION REGARDING INVESTMENT RESTRICTIONS,” the following information is added:

The information below is not considered to be part of a Fund’s fundamental policy and is provided for informational purposes only.

With respect to investment restriction 2(a), the 1940 Act does not define what constitutes “concentration” in an industry.  However, the U.S. Securities and Exchange Commission (“SEC”) has taken the position that an investment in excess of 25% of a Fund’s total assets in one or more issuers conducting their principal business activities in the same industry generally constitutes concentration.  The Funds do not apply this restriction to municipal securities, repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies.

With respect to investment restriction 5(a), the 1940 Act does not directly restrict a Fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. A Fund may acquire real estate as a result of ownership of securities or other instruments and a Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.  A Fund is limited in the amount of illiquid assets it may purchase, and to the extent that investments in real estate are considered illiquid, the current position of the SEC generally limits a Fund’s purchases of illiquid securities to 15% of its net assets.

With respect to investment restriction 6(a), although the 1940 Act does not directly limit a Fund’s ability to invest in physical commodities or contracts relating to physical commodities, a Fund’s investments in physical commodities or contracts relating to physical commodities may be limited by a Fund’s intention to qualify as a registered investment company, as at least 90% of its gross income must come from certain qualifying sources of income, and income from physical commodities or contracts relating to physical commodities does not constitute qualifying income for this purpose.  In addition, to the extent that any physical commodity or contracts relating to a physical commodity is considered to be an illiquid investment, the current SEC staff position would generally limit a Fund’s purchases of illiquid securities to 15% of net assets of the Fund. Other restrictions that could also limit a Fund’s investment in physical commodities or contracts relating to physical commodities include where that investment implicates a Fund’s diversification, concentration, or securities-related issuer policies, and where the Fund would need to take certain steps as set forth in its policies to avoid being considered to issue any class of senior securities.

6.              Effective March 14, 2016, Christine Detrick became a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

a.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR**	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
Christine Detrick (1958) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014 and Forest City Enterprises (a real estate company) since November 2014. Previously, she was a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014 and a Partner/Senior Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	68	Ms. Detrick serves as a Director of Reinsurance Group of America (January 2014 to present) and Forest City Enterprises (a real estate company) (November 2014 to present).

b.              The paragraph immediately before the section entitled “FUND MANAGEMENT — BOARD OF DIRECTORS” is deleted in its entirety and replaced with the following:

All directors, except Christine Detrick, and officers of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. also hold corresponding positions with Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc. and The Hartford Alternative Strategies Fund.  Ms. Detrick holds corresponding positions with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

c.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

Each Contracts Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.

d.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

Each Nominating and Governance Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.

e.               The paragraph immediately before the section entitled “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS” is deleted in its entirety.

f.                Under the heading “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS,” the following information is added:

Christine Detrick.  Ms. Detrick has over thirty years of experience leading and advising financial services companies and investors. She previously served as a director, head of the Americas financial services practice and senior advisor at a management consulting firm, and as a director of a private mid-sized financial services company.

g.               Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table that discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2015 (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NAME OF DIRECTOR	FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Christine Detrick	None	None	None

h.              Under the heading “FUND MANAGEMENT — COMPENSATION OF OFFICERS AND DIRECTORS,” the following information is added to the table that discloses the compensation paid by each Company to the following directors for the fiscal year ended October 31, 2015 and certain other information:

Name of Person, Position	Aggregate Compensation From The Hartford Mutual Funds, Inc.	Aggregate Compensation From The Hartford Mutual Funds II, Inc.	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Complex Paid To Directors*
Christine Detrick, Director***	$0	$0	$0	$0	$0

*** Ms. Detrick became a Director of the Board after October 31, 2015.

7.              Effective June 30, 2016, all references to Robert L. Evans in the sections entitled “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS” and “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS” are deleted in their entirety.

8.              All references to Rick A. Wurster in the sections entitled “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS” and “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS” are deleted in their entirety.

9.              Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the information in the table regarding benchmarks/peer groups for incentive period with respect to Dividend and Growth Fund and Healthcare Fund are deleted in its entirety and replaced with the following:

FUND*	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Dividend and Growth Fund	S&P 500 Index Lipper Equity Income(7)
Healthcare Fund	S&P North American Health Care Sector Index(8) Lipper Global Health/ Biotechnology

(7) Effective April 1, 2016, Morningstar Large Cap Value peer group replaced the Lipper Equity Income peer group.

(8) Effective April 1, 2016, the S&P Composite 1500 Health Care Index replaced the S&P North American Health Care Sector Index.

10.       In the section entitled “PORTFOLIO MANAGERS,” Don Kilbride is deleted from the additional portfolio manager table for Global Capital Appreciation Fund and replaced with Peter Fisher.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.